Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flow from operating activities
Net loss	$ (3,423)	$ (9,877)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation and amortization	17	18
Stock-based compensation expense	471	903
Amortization of premium on marketable debt securities	15	35
Change in fair value of SAFE investment	(265)
Interest income from short-term deposits	(16)
Gain from realization of marketable debt securities	(25)	201
Finance expenses	(2)	(42)
Changes in operating assets and liabilities:
Decrease in other accounts receivable	484	511
Decrease in trade payables	(420)	(2,782)
Increase (decrease) in other accounts payable	102	(330)
Net cash used in operating activities	(3,062)	(11,363)
Cash flow from investing activities
Purchase of property and equipment		(3)
Purchase of available for sale securities	(3,218)	10,462
Investment in equity of Onkai	(1,500)
Investment in short term deposits	(750)
Sale of available-for-sale securities	7,524
Net cash provided by (used in) investing activities	2,056	10,459
Decrease in cash and cash equivalents and restricted cash	(1,006)	(904)
Cash and cash equivalents and restricted cash at the beginning of the period	2,130	2,998
Cash and cash equivalents and restricted cash at the end of the period	1,124	2,094
Supplemental disclosure of cash flow information:
Cash received from interest	163	138
Non-cash investment transaction:
Conversion of SAFE into equity of OnKai	$ 1,765